Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
21.	FAIR VALUE MEASUREMENTS
Measured on recurring basis
The Group’s financial assets/(liabilities) measured at fair value on a recurring basis as of December 31, 2009 and 2010 include a foreign currency exchange forward contract (Note 8) based on Level 2 inputs, the contingent consideration payable in connection with business acquisitions consummated in 2009 and 2010 and an available-for-sale investment in convertible loan based on Level 3 inputs.
The following table summarizes the Group’s financial assets/(liabilities) measured at fair value on recurring basis.

		Fair Value Measurement at Reporting Date Using
			Significant
		Quoted Prices in	Other	Significant
		Active Market for	Observable	Unobservable
	December 31,	Identical Liabilities	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)

Contingent consideration	$(7,370)	$—	$—	$(7,370)
Forward contract	161	—	161	—

Total	$(7,209)	$—	$161	$(7,370)

		Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Other	Significant
		Active Market for	Observable	Unobservable
	December,	Identical Liabilities	Inputs	Inputs
Description	2010	(Level 1)	(Level 2)	(Level 3)

Available-for-sale investment	$1,302	$—	$—	$1,302
Contingent consideration	(3,269)	—	—	(3,269)
Forward contract	(332)	—	(332)	—

Total	$(2,299)	$—	$(332)	$(1,967)

The following table summarizes the movement of the balances of the Group’s financial assets/(liabilities) measured at fair value on a recurring basis based on level 3 inputs:

Amounts

Balance as of January 1, 2010	(7,370)
Initial recognition of contingent consideration in connection with acquisition of Link Result	(3,389)
Change in fair value of contingent considerations	221
Settlement of contingent considerations for business acquisitions	7,238
Available-for-sale investment	661
Accrued interest on the available-for-sale investment	41
Unrecognized gain on available-for-sale investment	581
Exchange difference	50

Balance as of December 31, 2010	(1,967)

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities based on Level 3 inputs in connection with business acquisitions.